Significant Events, Acquisition and Divestures - Summary of Financial Restructuring, Financial Debt (Gross) Level (Detail) - 2 months ended Feb. 21, 2018 € in Millions, $ in Millions	USD ($)	EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Financial debt (gross) as of December 31, 2017	$ 2,955.3
Announcing or Commencing Implementation of Major Restructuring [Member]
Disclosure of detailed information about borrowings [Line Items]
Financial debt (gross) as of December 31, 2017	2,985.1
Equitization of the Convertible Bonds and Senior Notes	(2,108.0)
Senior secured debt replacement	(812.7)
Second lien secured senior notes due 2024	454.1
First lien secured senior notes due 2023	663.6
First lien secured senior notes due 2023 rollover fee	19.9
Term out debt	3.0
Total changes in gross financial debt	(1,780.0)
Financial debt (gross) as of February 21, 2018	1,205.1
Announcing or Commencing Implementation of Major Restructuring [Member] | EUR [member]
Disclosure of detailed information about borrowings [Line Items]
Financial debt (gross) as of December 31, 2017 | €		€ 935.7
Equitization of the Convertible Bonds and Senior Notes | €		(762.6)
Senior secured debt replacement | €		(124.7)
Second lien secured senior notes due 2024 | €		80.4
Total changes in gross financial debt | €		(806.9)
Financial debt (gross) as of February 21, 2018 | €		€ 128.8
Announcing or Commencing Implementation of Major Restructuring [Member] | US$ [member]
Disclosure of detailed information about borrowings [Line Items]
Financial debt (gross) as of December 31, 2017	1,833.1
Equitization of the Convertible Bonds and Senior Notes	(1,169.1)
Senior secured debt replacement	(659.2)
Second lien secured senior notes due 2024	355.1
First lien secured senior notes due 2023	663.6
First lien secured senior notes due 2023 rollover fee	19.9
Term out debt	3.0
Total changes in gross financial debt	(786.6)
Financial debt (gross) as of February 21, 2018	$ 1,046.5